Basis of preparation of consolidated financial statements (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USD [Member]
IfrsStatementLineItems [Line Items]
Closing rate	5.5024	6.1923	4.8413
Average rate	5.5855	5.3920	4.9954
CAD [Member]
IfrsStatementLineItems [Line Items]
Closing rate	4.0187	4.3047	3.6522
Average rate	3.9981	3.9342	3.7026
EUR [Member]
IfrsStatementLineItems [Line Items]
Closing rate	6.4692	6.4363	5.3516
Average rate	6.3095	5.8340	5.4023